EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

20.	EQUITY METHOD INVESTMENTS

As of December 31, 2013, Frontline 2012 owned 6,955,975 shares in Avance Gas Holdings Limited, or Avance Gas, a company registered on the over-the-counter market in Oslo on October 17, 2013, representing 22.89% of the total number of shares outstanding.

On April 9, 2014, Avance Gas completed an initial public offering, or IPO, of 4,894,262 new ordinary shares. Frontline 2012 did not participate in the IPO and recognized a gain of $5.9 million on the dilution of its investment, which was recorded in 'Share of results from associated company and gain on equity interest'. Also on April 9, 2014, Frontline 2012 sold 2,854,985 shares in Avance Gas for $57.1 million and recognized a gain of $16.9 million, which was recorded in 'Gain on sale of shares'. Following the sale of shares in Avance Gas, Frontline 2012 owned 4,100,990 shares in Avance Gas at December 31, 2014, representing 11.62% of the total number of shares outstanding.

On March 25, 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. All shareholders holding 60.74 shares or more, received one share in Avance Gas for every 60.74 shares they held, rounded down to the nearest whole share. The remaining fractional shares were paid in cash. $0.01 million of this dividend was paid in cash and $56.5 million was recorded as a stock dividend. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. Frontline 2012 stopped accounting for the investment as an equity method investment at this time as it no longer had significant influence over Avance Gas.

Frontline 2012's share of earnings from Avance Gas was $2.7 million and $10.1 million in 2015 and 2014, respectively. Frontline 2012 received dividends of $4.1 million and $7.1 million from Avance Gas in 2015 and 2014, respectively, while accounting for Avance Gas as an equity method investment. In December 2014, Avance Gas changed its fiscal year end from November 30 to December 31. Avance Gas had net revenues, net operating income and net income of $180.4 million, $88.2 million and $81.8 million, respectively, in the year ended December 31, 2014.